Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 3,464	$ 9,325
Trade and other receivables (Note 6)	7,712	6,631
Inventories (Note 7)	8,136	9,366
Prepaid expenses	1,247	869
Asset held-for-sale (Note 8)	6,925
Convertible loan receivable (Note 9)	1,922
Current assets	29,406	26,191
Non-current assets
Restricted cash	681	335
Property, plant and equipment (Note 8)	96,442	100,301
Deferred tax assets (Note 18)	626	626
Total assets	127,155	127,453
Current liabilities
Trade and other payables	14,345	10,393
Derivative instruments (Note 20)	35
Convertible loans payable (Note 9)	2,972
Pre-payment facility (Note 10)	5,610	4,000
Current liabilities	22,962	14,393
Non-current liabilities
Other long-term liabilities	689	564
Pre-payment facility (Note 10)	5,500	11,000
Post-employment benefit obligations (Note 11)	8,174	8,618
Decommissioning provision (Note 12)	3,791	3,948
Derivative warrant liability (Note 9)	711
Deferred tax liabilities (Note 18)	1,132	872
Total liabilities	42,959	39,395
Equity
Share capital (Note 13)	212,943	207,012
Equity reserve	34,837	34,760
Foreign currency translation reserve	6,541	6,284
Deficit	(170,125)	(159,998)
Total equity	84,196	88,058
Total liabilities and equity	$ 127,155	$ 127,453